Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended	4 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
C000259933
Account Value [Line Items]
Accumulated Value	$ 9,924	$ 10,664	$ 11,936
T. Rowe Index: MSCI All Country World Index Net
Account Value [Line Items]
Line Graph and Table Measure Name				Regulatory Benchmark
Accumulated Value	10,240	11,021	11,384
T. Rowe Index: S&P Health Care Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name				Strategy Benchmark
Accumulated Value	$ 9,979	$ 10,355	$ 11,564